RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

(a) Rental expenses - related party

iASPEC and Bocom leased office spaces in a building personally owned by Mr. Lin, Chairman and CEO of the Company. The lease discontinued on December 18, 2015. Consequently, the Company paid Mr. Lin approximately $-$-and $170,000 of rental expenses during the years ended December 31, 2017, 2016, and 2015, respectively.

Zhongtian leased office space in a building personally owned by Mr. Lin. The lease discontinued on November 9, 2015. Consequently, the Company paid Mr. Lin $- $ - 0 -, and $160,166 of rental expenses during the years ended December 31, 2017, 2016, and 2015, respectively. These amounts were included within discontinued operations.

(b) Receivable from sale of stock

The amounts represented the loan balances of $-and $144,015 (RMB1,000,000) to Mr. Sun Jun Ping as of December 31, 2017 and 2016, respectively and was included in other current assets on the Company’s consolidated balance sheets (Note 15(a)). The receivable was related to the sale of the Company’s ordinary shares on November 15, 2013 under 2013 Equity Incentive Plan and included in other current assets, and was fully collected on April 28, 2017.

(c) Revenue – related party

From May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media Co., Ltd. (Shenzhen Taopin) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Lin. For the year ended December 31, 2017, revenues from related party for sales of products were approximately $9.1 million.

(d) Rental income – related party

On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping New Media Co., Ltd. for leasing the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City for a period of 12 months. Shenzhen Taoping is a company controlled by Mr. Lin. For the year ended December 31, 2017, the Company’s rental income from related party was approximately $31,000.